Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details by nature:
Changes in trade provisions	€ (14,059)	€ (19,811)	€ (23,125)
Professional services	265,539	244,355	211,305
Commissions	27,147	32,178	21,941
Supplies and auxiliary materials	187,370	170,021	149,831
Operating leases (note 9)	28,176	33,235	84,299
Freight	137,466	130,663	112,340
Repair and maintenance expenses	147,039	136,377	107,806
Advertising	55,073	59,063	44,659
Insurance	30,776	25,647	22,632
Royalties	40,634	10,674	10,726
Travel expenses	23,005	61,346	51,428
External services	71,240	64,099	53,391
R&D Expenses	101,410	103,053	100,889
Other	55,811	40,903	48,104
Total other operating income and expenses	€ 1,156,627	€ 1,091,803	€ 996,226